SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net loss including accretion of temporary equity to redemption value	$ (835,024)		$ (65,051)	$ (2,566,210)	$ (279,106)	$ (362,259)	$ (3,516,864)
Accretion of carrying value to redemption value				1,792,959		1,084,374	3,350,220
Excise taxes on stock redemption		$ (930,108)
Net (loss) income	$ (646,092)		304,331	$ 156,857	163,259	$ 722,115	$ (166,644)
Warrants are exercisable to purchase common stock (shares)	5,980,750			5,980,750		5,980,750	5,980,750
Redeemable common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net loss including accretion of temporary equity to redemption value	$ (358,531)		(50,422)	$ (1,774,826)	(216,339)	$ (280,793)	$ (900,239)
Accretion of carrying value to redemption value	188,932		369,382	1,792,959	442,365	1,084,374	3,350,220
Net (loss) income	$ (169,599)		$ 318,960	$ 948,241	$ 226,026	$ 803,581	$ 2,449,981
Basic weighted average shares outstanding	2,510,512		11,500,000	7,482,720	11,500,000	11,500,000	882,192
Diluted weighted average shares outstanding	2,510,512		11,500,000	7,482,720	11,500,000	11,500,000	882,192
Basic net income (loss) per common share	$ (0.07)		$ 0.03	$ 0.13	$ 0.02	$ 0.07	$ 2.78
Diluted net income (loss) per common share	$ (0.07)		$ 0.03	$ 0.13	$ 0.02	$ 0.07	$ 2.78
Non redeemable common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net loss including accretion of temporary equity to redemption value	$ (476,493)		$ (14,629)	$ (791,384)	$ (62,767)	$ (81,466)	$ (2,616,625)
Net (loss) income	$ (476,493)		$ (14,629)	$ (791,384)	$ (62,767)	$ (81,466)	$ (2,616,625)
Basic weighted average shares outstanding	3,336,500		3,336,500	3,336,500	3,336,500	3,336,500	2,564,170
Diluted weighted average shares outstanding	3,336,500		3,336,500	3,336,500	3,336,500	3,336,500	2,564,170
Basic net income (loss) per common share	$ (0.14)		$ 0.00	$ (0.24)	$ (0.02)	$ (0.02)	$ (1.02)
Diluted net income (loss) per common share	$ (0.14)		$ 0.00	$ (0.24)	$ (0.02)	$ (0.02)	$ (1.02)